CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Increase (Decrease) in Stockholders' Equity
Equity, Attributable to Parent	$ (153,404)	$ (141,252)	$ (121,498)	$ (94,433)	$ (91,321)	$ (84,369)	$ (143,739)	$ (199,936)
Retained Earnings [Member]
Increase (Decrease) in Stockholders' Equity
Equity, Attributable to Parent	(861,727)	(848,200)	(827,380)	(798,567)	(795,236)	(786,094)	(767,726)	(806,081)
Additional Paid-in Capital [Member]
Increase (Decrease) in Stockholders' Equity
Equity, Attributable to Parent	$ 709,667	$ 708,951	$ 708,027	$ 706,138	$ 705,200	703,259	625,380	606,973
Revision of Prior Period, Adjustment [Member]
Increase (Decrease) in Stockholders' Equity
Equity, Attributable to Parent						2,519	(17,056)	(87,691)
Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
Increase (Decrease) in Stockholders' Equity
Equity, Attributable to Parent						22,752	3,177	(67,458)
Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
Increase (Decrease) in Stockholders' Equity
Equity, Attributable to Parent						$ (20,233)	$ (20,233)	$ (20,233)